Derivative instruments and hedging activities - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivative [Line Items]
Offset of cash collateral receivables against net derivative liabilities	¥ 985	¥ 1,051
Offset of cash collateral payables against net derivative assets	1,033	867
Cash collateral receivables, not being offset against net derivatives	220	191
Cash collateral payables, not being offset against net derivatives	497	335
Derivative liability position with credit-risk-related contingent features	960	912
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	754	732
Additional collateral required to be posted, aggregate fair value	¥ 102	¥ 77